Additional information: condensed financial statements of the Company (Condensed balance sheets) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Current assets
Amounts due from related parties	$ 818	¥ 5,297	¥ 61,073
Non-current assets
Interests in subsidiaries, VIEs and VIE's subsidiaries	87,616	567,557	186,654
Other Assets, Noncurrent	306,541	1,985,714	560,971
Total non-current assets	570,897	3,698,158	1,437,661
Total assets	1,131,256	7,328,038	6,862,794
Current liabilities
Interests payable		14,795	13,944
Non-current liabilities
Convertible bonds	400,970	2,597,403	2,447,980
Total liabilities	620,488	4,019,386	3,772,630
Shareholders' equity
Additional paid-in capital	310,568	2,011,799	2,900,458
Retained earnings	186,355	1,207,168	173,963
Accumulated other comprehensive loss	(5,617)	(36,385)	(40,799)
Total shareholders' equity	501,223	3,246,819	3,090,164
Total liabilities, mezzanine equity and shareholders' equity	1,131,256	7,328,038	6,862,794
Class A common shares [Member]
Shareholders' equity
Common shares	7	43	43
Class B common shares [Member]
Shareholders' equity
Common shares	4	27	30
Parent [Member]
Current assets
Amounts due from related parties	290,472	1,881,616	2,866,431
Non-current assets
Interests in subsidiaries, VIEs and VIE's subsidiaries	608,919	3,944,457	2,643,382
Other Assets, Noncurrent	3,903	25,284	42,275
Total non-current assets	612,822	3,969,741	2,685,657
Total assets	903,294	5,851,357	5,552,088
Current liabilities
Interests payable	2,284	14,795	13,944
Non-current liabilities
Convertible bonds	400,970	2,597,403	2,447,980
Total liabilities	403,254	2,612,198	2,461,924
Shareholders' equity
Additional paid-in capital	310,568	2,011,799	2,900,458
Retained earnings	195,078	1,263,675	230,432
Accumulated other comprehensive loss	(5,617)	(36,385)	(40,799)
Total shareholders' equity	500,040	3,239,159	3,090,164
Total liabilities, mezzanine equity and shareholders' equity	903,294	5,851,357	5,552,088
Parent [Member] | Class A common shares [Member]
Shareholders' equity
Common shares	7	43	43
Parent [Member] | Class B common shares [Member]
Shareholders' equity
Common shares	$ 4	¥ 27	¥ 30